Fees and commission Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Fee and commission income	$ 17,185
Openning And Confirmation [Member]
Fee and commission income	10,667
Negotiation And Acceptance [Member]
Fee and commission income	479
Amendment [Member]
Fee and commission income	1,276
Structuring [Member]
Fee and commission income	4,950
Other [Member]
Fee and commission income	(187)
Syndicated loans [Member]
Fee and commission income	4,625
Syndicated loans [Member] | Openning And Confirmation [Member]
Fee and commission income	0
Syndicated loans [Member] | Negotiation And Acceptance [Member]
Fee and commission income	0
Syndicated loans [Member] | Amendment [Member]
Fee and commission income	0
Syndicated loans [Member] | Structuring [Member]
Fee and commission income	4,625
Syndicated loans [Member] | Other [Member]
Fee and commission income	0
Documentary letter of credit [Member]
Fee and commission income	7,754
Documentary letter of credit [Member] | Openning And Confirmation [Member]
Fee and commission income	7,333
Documentary letter of credit [Member] | Negotiation And Acceptance [Member]
Fee and commission income	379
Documentary letter of credit [Member] | Amendment [Member]
Fee and commission income	46
Documentary letter of credit [Member] | Structuring [Member]
Fee and commission income	0
Documentary letter of credit [Member] | Other [Member]
Fee and commission income	(4)
Stand by letters of credit and guarantees [Member]
Fee and commission income	3,790
Stand by letters of credit and guarantees [Member] | Openning And Confirmation [Member]
Fee and commission income	2,460
Stand by letters of credit and guarantees [Member] | Negotiation And Acceptance [Member]
Fee and commission income	100
Stand by letters of credit and guarantees [Member] | Amendment [Member]
Fee and commission income	1,230
Stand by letters of credit and guarantees [Member] | Structuring [Member]
Fee and commission income	0
Stand by letters of credit and guarantees [Member] | Other [Member]
Fee and commission income	0
Credit commitments [Member]
Fee and commission income	1,048
Credit commitments [Member] | Openning And Confirmation [Member]
Fee and commission income	874
Credit commitments [Member] | Negotiation And Acceptance [Member]
Fee and commission income	0
Credit commitments [Member] | Amendment [Member]
Fee and commission income	0
Credit commitments [Member] | Structuring [Member]
Fee and commission income	325
Credit commitments [Member] | Other [Member]
Fee and commission income	(151)
Other [Member]
Fee and commission income	(32)
Other [Member] | Openning And Confirmation [Member]
Fee and commission income	0
Other [Member] | Negotiation And Acceptance [Member]
Fee and commission income	0
Other [Member] | Amendment [Member]
Fee and commission income	0
Other [Member] | Structuring [Member]
Fee and commission income	0
Other [Member] | Other [Member]
Fee and commission income	$ (32)